PROPERTY ACQUISITION AND DIVESTITURE (Details)			3 Months Ended	12 Months Ended
		Mar. 26, 2014 a	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Jul. 31, 2015 USD ($)
Number Of Wellbores		29
Gas and Oil Area, Developed, Net | a		1,983.61
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Operating Income (Loss)				$ (18,631,000)	$ (32,819,000)
Brushy Resources, Inc [Member]
Gas and Oil Area, Developed, Gross | a		5,160
Business Acquisition, Pro Forma Information [Abstract]
Oil, natural gas, and related product sales			$ 720,000			$ 20,855,000
Expenses			138,000
Net loss			582,000			$ 2,442,000
Net loss per basic and diluted common share | $ / shares						$ 0.20
Weighted average basic and diluted common shares outstanding | shares						12,362,336
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Proved oil and natural gas properties	[1]					$ 17,662,000
Revenue payable						(27,000)
Asset retirement obligations						(832,000)
Total fair value of assets acquired and liabilities assumed, net						16,803,000
Cash consideration transferred						16,803,000
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Oil, natural gas, and related product sales					1,368,000	6,720,000
Expenses					269,000	782,000
Operating income					1,099,000	5,938,000
Portion Of Proceeds From Sale Of Properties To Be Used To Pay To Bank			$ 4,000,000
Disposal Group, Including Discontinued Operation, Consideration							$ 7,249,390
Brushy Resources, Inc [Member] | White Oak Resources VI, LLC and Permian Atlantis LLC [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Business Acquisition, Revenue Reported by Acquired Entity for Last Annual Period						1,932,000
Operating Income (Loss)						725,000
Business Acquisition, Transaction Costs						$ 45,000
Brushy Resources, Inc [Member] | Amendment [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Portion Of Proceeds From Sale Of Properties To Be Used To Pay To Bank					$ 4,000,000

[1]	Amount includes asset retirement costs of approximately $832.